INVENTORIES, NET (Tables)	12 Months Ended
Sep. 30, 2024
INVENTORIES, NET
Schedule of inventories

	As of	As of
	September 30, 2024	September 30, 2023
Raw materials	$2,327,285	$2,497,298
Low value consumables	—	254,828
Work-in-progress	400,253	237,987
Finished goods	2,417,906	2,887,031
Inventory provision	(95,756)	(885,709)
Total inventories	$5,049,688	$4,991,435

Schedule of change of inventories provision

	As of	As of
	September 30, 2024	September 30, 2023
Beginning balance	$885,709	$523,465
Addition (reduction)	(813,619)	388,253
Exchange rate difference	23,666	(26,009)
Ending balance	$95,756	$885,709